Acquisitions (Details) - Schedule of business combinations or an asset acquisition $ in Thousands	3 Months Ended
Sep. 26, 2021 USD ($)
July 26, 2021 [Member]
Condensed Financial Statements, Captions [Line Items]
Consideration Transferred	$ 5,409
Location	California
Business/Assets Acquired	Harvest Park
Type of Business	Bowling Center
Percent Acquired	100.00%
Status of the purchase price allocation	Provisional
August 2, 2021 [Member]
Condensed Financial Statements, Captions [Line Items]
Consideration Transferred	$ 22,437
Location	Pennsylvania
Business/Assets Acquired	CHB Sports, Inc.
Type of Business	Bowling Center
Percent Acquired	100.00%
Status of the purchase price allocation	Provisional
September 20, 2021 [Member]
Condensed Financial Statements, Captions [Line Items]
Consideration Transferred	$ 6,756
Location	North Carolina
Business/Assets Acquired	10 Park Lanes
Type of Business	Bowling Center
Percent Acquired	100.00%
Status of the purchase price allocation	Provisional
Total consideration, gross of cash $210 [Member]
Condensed Financial Statements, Captions [Line Items]
Consideration Transferred	$ 34,602
August 16, 2021 [Member]
Condensed Financial Statements, Captions [Line Items]
Consideration Transferred	$ 44,621
Location	Various
Business/Assets Acquired	Bowl America
Type of Business	Bowling Center
Percent Acquired	100.00%